Short-term bank loans (Details Textual)	Dec. 31, 2014 USD ($)	Jan. 08, 2014 USD ($)	Jan. 08, 2014 CNY	Dec. 31, 2013 USD ($)	Jan. 16, 2013 USD ($)	Jan. 16, 2013 CNY
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 2,117,700	$ 2,117,700	13,000,000	$ 2,126,268	$ 2,126,268	13,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.90%	6.90%		6.90%	6.90%